UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002076571

(Exact name of issuing entity as specified in its charter): RCKTL 2025-1

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

John Essad (313) 545-5133

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This amendment amends the FORM ABS-15G filed on July 14, 2025 (the “Original Form ABS-15G”) (See Accession Number: 0001104659-25-067723). The sole purpose of this amendment is to update the legal name of the issuing entity from RCKT Trust 2025-PL1 to RCKTL 2025-1. There is no new report to attach to this amendment, and there is no other change from the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 16, 2025	WCMPL LLC
(Depositor)

By: Woodward Capital Management LLC, its sole member

	By:	/s/ John Essad
		Name:	John Essad
		Title:	Director of Securitization